NOTES RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 5 – NOTES RECEIVABLE

Notes receivable as of September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022

Ferrox Holdings Ltc	$250,000	$250,000
Texas Tech University	100,000	0
Total notes receivable	$350,000	$250,000

Ferrox Holdings Ltd.

In March 2022 and September 2022, the Company made a series of investments totaling $250,000 into convertible debt of Ferrox Holdings, Ltd (Ferrox).  The convertible debt holds a 7.0% annual interest rate, compounded annually, and is convertible into common stock of Ferrox at $0.15 per share.  As part of its investment in the convertible debt of Ferrox, the Company also received an additional 833,335 common shares of Ferrox at the time of investment.

Texas Tech University

On July 31, 2022, the Company purchased payments that are owed to Texas Tech University from a third party for sponsored research services performed by Texas Tech University and agreed to assume responsibility for those payments.  The payments that were due to Texas Tech University amounted to $184,662.72 and the Company has since paid $100,000 of that amount so far.  A note payable between the Company and the third party was created to reflect the assumption by the Company of these payments and the note pays interest.  The operator of the technology is a related entity and is described more in Note 12.

NOTE 6 – NOTES RECEIVABLE

Ferrox Holdings Ltd.

In March 2022 and September 2022, the Company made a series of investments totaling $250,000 into convertible debt of Ferrox Holdings, Ltd (Ferrox). The convertible debt holds a 7.0% annual interest rate, compounded annually, and is convertible into common stock of Ferrox at $0.15 per share. As part of its investment in the convertible debt of Ferrox, the Company also received an additional 833,335 common shares of Ferrox at the time of investment.